UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21827

ZIEGLER EXCHANGE TRADED TRUST
(Exact name of registrant as specified in charter)

250 East Wisconsin Avenue Suite 2000 Milwaukee, WI			53202
(Address of principal executive offices)			(Zip code)

Brian K. Andrew, President Ziegler Exchange Traded Trust 250 East Wisconsin Avenue Suite 2000 Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(414) 978-6400

Date of fiscal year end:	October 31, 2007

Date of reporting period:	April 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ZIEGLER EXCHANGE
TRADED TRUST

NYSE Arca Tech 100 ETF

Semiannual Report to Shareholders (Unaudited) April 30, 2007

Table of Contents

President's Letter	2

Premium and Discount Information	3

Manager's Commentary and Charts	4

Schedule of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12

Expense Information	16

Board Approval of Investment Advisory Agreements	17

Cautionary Note on Forward-Looking Statements

Some of the matters discussed in this report are forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any predictions, recommendations, assessments, analyses or outlooks for individual securities, industries, prevailing interest rates, yields, returns, economic sectors and/or securities markets and can be identified as such because the context of the statements may include words such as "will," "should," "believes," "predicts," "expects," "anticipates," "foresees," "hopes" and words of similar import. These statements involve risks and uncertainties. In addition to the general risks described for the NYSE Arca Tech 100 ETF in its current Prospectus, such as market, objective, industry, issuer, trading, liquidity, credit and interest rate risks, other factors bearing on these reports include the accuracy of the adviser's or portfolio manager's forecasts and predictions about particular securities, industries, markets and the general economy in making investment decisions; the appropriateness of the investment strategies designed by the adviser or portfolio manager; and the ability of the adviser or portfolio manager to implement their strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of the NYSE Arca Tech 100 ETF to differ materially from anticipated performance. The forward-looking statements included herein are made only as of the date of this Report, and Ziegler Capital Management, LLC undertakes no obligation to update such forward-looking statements to reflect subsequent events, conditions or circumstances.

ZIEGLER EXCHANGE TRADED TRUST
NYSE ARCA TECH 100 ETF

PRESIDENTS LETTER
SEMIANNUAL REPORT TO SHAREHOLDERS
APRIL 30, 2007 (Unaudited)

Dear Shareholders,

We are pleased to provide you with the first Semiannual Report for the Ziegler Exchange Traded Trust NYSE Arca Tech 100 ETF for the period ended April 30, 2007. The NYSE Arca Tech 100 ETF was launched on March 26, 2007 as the first series of the Ziegler Exchange Traded Trust. The NYSE Arca Tech 100 ETF was created in order to provide an exchange-traded fund that is based on the NYSE Arca Tech 100 Index.

For over 10 years, Ziegler Capital Management, LLC has served as the advisor for an affiliated mutual fund family, which has a traditional mutual fund series based on the NYSE Arca Tech 100 Index. The Index itself was created in 1982. It is the benchmark used by Morningstar for actively managed technology funds. Given the long track record of this Index and the desire for many investors to access indexes through exchange-traded funds, we believed it was an appropriate time to enter this new fast growing marketplace.

We are proud of the relationship we have built with the Index's sponsor, NYSE Arca, Inc. and its electronic trading platform. In just a few short years, this platform has garnered a significant portion of the total daily trading volume of exchange-traded funds.

We believe that this Index and the NYSE Arca Tech 100 ETF will continue to provide exposure to a variety of innovative technology companies.

Thank you for your continued support and confidence in our money management.

As always, we welcome your questions or comments.

Best Regards,

Brian K. Andrew, CFA
President

This report contains information for existing shareholders of the Ziegler Exchange Traded Trust. It does not constitute an offer to sell. If an investor wishes to receive more information about the Trust, the investor should obtain a Prospectus, which includes a discussion of the objectives, risks, sales charges and expenses for the NYSE Arca Tech 100 ETF. A Prospectus can be obtained by calling us at 1-888-798-TECH (8324). Please read the Prospectus carefully before investing in the Trust.

NYSE ARCA TECH 100 ETF

Premium/Discount: March 26, 2007 – April 30, 2007 (Unaudited)

The table that follows presents information about the differences between the daily market price ("Market Price") on secondary markets for shares of the NYSE Arca Tech 100 ETF (the "Fund"), a series of the Ziegler Exchange Traded Trust (the "Trust"), and the Fund's net asset value ("NAV"). NAV per share of the Fund is calculated daily by adding up the total value of the Fund's investments and other assets and subtracting any of its liabilities, or debts, and then dividing by the number of outstanding shares of the Fund. Market Price of the Fund generally is determined using the midpoint between the highest bid and lowest offer on the stock exchange on which the shares of the Fund is listed, as of the time that the Fund's NAV is calculated. The Fund's Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate in accordance with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts for the Fund. The specific period covered for the Fund is disclosed in the table for the Fund.

Each line in the table shows the number of trading days which the Fund traded within the premium/discount basis point differential range indicated. The number of trading days in each premium/discount basis point differential range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

NYSE ARCA TECH 100 ETF

Period Covered: March 26, 2007 through April 30, 2007

Premium/Discount Basis Point Differential Range(1)	Number of Days	Percentage of Total Days
75.0 – 100.0	1	4.00%
50.0 – 74.9	0	0.00
25.0 – 49.9	4	16.00
0.0 – 24.9	8	32.00
-24.9 – 0.0	8	32.00
-49.9 – -25.0	3	12.00
-74.9 – -50.0	1	4.00
-100.0 – -75.0	0	0.00
	25	100.00%

(1)  One basis point equals 1/100 of 1%

NYSE ARCA TECH 100 ETF

The NYSE Arca Tech 100 ETF uses a passive management strategy known as "replication", to track the performance of the NYSE Arca Tech 100 Index. The Index consists of at least 100 individual technology-related securities from a spectrum of industries that produce or deploy technologies to conduct their business.

The Fund commenced operations on March 26, 2007 with a NAV of $25.00. For the period measured from its commencement of operations through April 30, 2007, the Fund returned 4.36%. By comparison, its benchmark index, the NYSE Arca Tech 100 Index, returned 4.44% over the same period. The standard operating expenses and other associated fees caused the Fund to trail in performance compared to its Index.

The Fund's investments span a broad spectrum of sectors and industries, which is demonstrated by health care stocks accounting for 20.5% of the Fund's holdings. The top-performing stock over the measurement period was the Fund's 1.34% holding in MedImmune Inc., a company that primarily develops monoclonal antibodies and vaccines, which rose 66.17% and contributed 0.89% to the Fund's total return. Two other major contributors to the Fund's performance were representatives of the information technology sector. The Fund's largest individual stock holding as the end of April was a 3.04% position in International Business Machines Corp., which increased 7.56% and contributed 0.23% to the Fund's total return. A 1.60% position in semiconductor processing equipment manufacturer Lam Research Corp. increased 13.65%, adding 0.22% to the Fund's performance.

The top detractor from the Fund's performance over the measurement period was its 0.96% holding of Yahoo! Inc., which declined 10.6% and reduced the Fund's return by 0.10%. Lockheed Martin Corp. was the Fund's second largest holding and its 3.04% decline subtracted 0.09% from the Fund's total return.

Looking ahead, the economic expansion is maturing and beginning to slow down, a stage that has traditionally provided favorable conditions for supporting the technology sector as a result of corporate spending, particularly for technology-related projects, accelerating, which helps companies maintain productivity. Analysts' expectations for 2007 and 2008 earnings growth in the information technology sector are expected to be significantly higher than the broad market.

"NYSE Arca Tech 100SM" is a service mark of the NYSE Group, Inc. ("NYSE") and Archipelago Holdings, Inc. ("Archipelago") and has been licensed for use by Ziegler Exchange Traded Trust (the "Trust"). Neither the Trust nor the Fund is sponsored, endorsed, sold or promoted by NYSE or Archipelago. Neither NYSE nor Archipelago makes any representation or warranty regarding the advisability of investing in securities generally, in the Fund particularly, or the ability of the NYSE Arca Tech 100SM Index to track general stock market performance.

NEITHER NYSE NOR ARCHIPELAGO MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE ARCA TECH 100SM INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL NYSE OR ARCHIPELAGO HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Top Technology Subsectors as of April 30, 2007 as a Percent of Net Assets (Unaudited)

*  Includes short-term investments and net other assets.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

SCHEDULE OF INVESTMENTS

APRIL 30, 2007 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 6.3%
Goodrich Corp.	1,227	$69,743
Lockheed Martin Corp.	1,227	117,964
Raytheon Co.	1,227	65,693
		253,400
BIOTECHNOLOGY — 9.6%
* Amgen, Inc.	1,227	78,700
* Biogen Idec, Inc.	1,227	57,927
* Genentech, Inc.	1,227	98,148
* Genzyme Corp.	1,227	80,135
* MedImmune, Inc.	1,227	69,546
		384,456
COMMUNICATIONS EQUIPMENT — 11.2%
* 3Com Corp.	1,227	4,945
* ADC Telecommunications, Inc.	1,227	22,577
Alcatel-Lucent ADR	1,227	16,258
* Ciena Corp.	1,227	35,779
* Cisco Systems, Inc.	1,227	32,810
* Corning, Inc.	1,227	29,104
Harris Corp.	1,227	63,006
* Interdigital Communications Corp.	1,227	40,344
* JDS Uniphase Corp.	1,227	20,221
* Juniper Networks, Inc.	1,227	27,436
Motorola, Inc.	1,227	21,264
* Nokia Oyj ADR	1,227	30,982
* Nortel Networks Corp.	1,227	28,074
* Packeteer, Inc.	1,227	11,656
QUALCOMM, Inc.	1,227	53,742
* Tellabs, Inc.	1,227	13,031
		451,229
COMPUTERS & PERIPHERALS — 12.3%
* Adaptec, Inc.	1,227	4,736
* Apple, Inc.	1,227	122,454
* Dell, Inc.	1,227	30,933
* EMC Corp.	1,227	18,626
* Gateway, Inc.	1,227	2,687
Hewlett-Packard Co.	1,227	51,706
International Business Machines Corp.	1,227	125,411
* NCR Corp.	1,227	61,841
* Network Appliance, Inc.	1,227	45,657
* QLogic Corp.	1,227	21,939
* Quantum Corp.	1,227	3,374
* Sun Microsystems, Inc.	1,227	6,405
		495,769

	Number of Shares	Market Value
ELECTRONIC EQUIPMENT & INSTRUMENTS — 3.7%
* Agilent Technologies, Inc.	1,227	$42,172
* Coherent, Inc.	1,227	38,516
Jabil Circuit, Inc.	1,227	28,589
* Solectron Corp.	1,227	4,110
Tektronix, Inc.	1,227	36,062
		149,449
HEALTH CARE EQUIPMENT & SUPPLIES — 4.7%
Biomet, Inc.	1,227	53,007
* Boston Scientific Corp.	1,227	18,945
Medtronic, Inc.	1,227	64,945
* St. Jude Medical, Inc.	1,227	52,503
		189,400
INTERNET SOFTWARE & SERVICES — 1.9%
* eBay, Inc.	1,227	41,645
* Yahoo!, Inc.	1,227	34,405
		76,050
IT SERVICES — 7.6%
Automatic Data Processing, Inc.	1,227	54,920
* Computer Sciences Corp.	1,227	68,148
* DST Systems, Inc.	1,227	95,767
Electronic Data Systems Corp.	1,227	35,877
First Data Corp.	1,227	39,755
* Unisys Corp.	1,227	9,620
		304,087
LIFE SCIENCES TOOLS & SERVICES — 4.8%
Applera Corp. – Applied Biosystems Group	1,227	38,332
* Millipore Corp.	1,227	90,589
* Thermo Fisher Scientific, Inc.	1,227	63,878
		192,799
MEDIA — 0.7%
* Sirius Satellite Radio, Inc.	1,227	3,632
Time Warner, Inc.	1,227	25,313
		28,945
OFFICE ELECTRONICS — 0.6%
* Xerox Corp.	1,227	22,700
PHARMACEUTICALS — 1.8%
Novartis AG ADR	1,227	71,276
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 16.8%
* Advanced Micro Devices, Inc.	1,227	16,957
* Altera Corp.	1,227	27,657

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2007 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS (Continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (Continued)
Analog Devices, Inc.	1,227	$47,387
Applied Materials, Inc.	1,227	23,583
* Broadcom Corp., Class A	1,227	39,939
* Cypress Semiconductor Corp.	1,227	28,000
Intel Corp.	1,227	26,380
Kla-Tencor Corp.	1,227	68,160
* Kulicke & Soffa Industries, Inc.	1,227	12,245
* Lam Research Corp.	1,227	65,988
Linear Technology Corp.	1,227	45,914
* LSI Corp.	1,227	10,430
Maxim Integrated Products, Inc.	1,227	38,920
* Micron Technology, Inc.	1,227	14,074
National Semiconductor Corp.	1,227	32,270
* Novellus Systems, Inc.	1,227	39,718
* Standard Microsystems Corp.	1,227	39,338
* Teradyne, Inc.	1,227	21,411
Texas Instruments, Inc.	1,227	42,172
Xilinx, Inc.	1,227	36,172
		676,715
SOFTWARE — 17.0%
* Adobe Systems, Inc.	1,227	50,994
* Autodesk, Inc.	1,227	50,638
* BEA Systems, Inc.	1,227	14,466
* BMC Software, Inc.	1,227	39,718
CA, Inc.	1,227	33,448
* Cadence Design Systems, Inc.	1,227	27,240
* Check Point Software Technologies Ltd.	1,227	28,896
* Citrix Systems, Inc.	1,227	40,000
* Cognos, Inc.	1,227	52,896

	Number of Shares	Market Value
SOFTWARE (Continued)
* Compuware Corp.	1,227	$12,111
* Electronic Arts, Inc.	1,227	61,853
* McAfee, Inc.	1,227	39,865
* Mentor Graphics Corp.	1,227	19,853
Microsoft Corp.	1,227	36,736
* Novell, Inc.	1,227	8,957
* Oracle Corp.	1,227	23,068
SAP AG ADR	1,227	58,896
* Sybase, Inc.	1,227	29,681
* Symantec Corp.	1,227	21,595
* Synopsys, Inc.	1,227	33,939
		684,850
Total Common Stocks (Cost $3,807,461)		3,981,125
SHORT-TERM INVESTMENT — 1.1%
MONEY MARKET MUTUAL FUND — 1.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $42,384)	42,384	42,384
TOTAL INVESTMENTS — 100.1% (Cost $3,849,845)		4,023,509
LIABILITIES LESS OTHER ASSETS — (0.1)%		(4,992)
NET ASSETS — 100.0%		$4,018,517

* Non-income producing.

ADR American Depositary Receipt

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2007 (Unaudited)

Assets:
Investments:
Cost basis of investments	$3,849,845
Long-term investments in securities	$3,981,125
Short-term investment	42,384
Total investments (See Schedule of Investments)	4,023,509
Receivables:
Due from advisor	19,750
Dividends and interest	902
Total receivables	20,652
Total assets	4,044,161
Liabilities:
Payables:
Offering and organizational costs	9,109
Transfer agent fees	3,358
Trustee fees	2,301
Custodian fees	2,109
Administration fees	1,176
Other accrued expenses	7,591
Total liabilities	25,644
Total net assets	$4,018,517
Net Assets Consist Of:
Capital Stock	$3,175,500
Accumulated net investment loss	(3,741)
Accumulated net realized gains on investments	673,094
Net unrealized appreciation on investments	173,664
Total net assets	$4,018,517
Net Asset Value
Shares Outstanding (unlimited number of shares authorized, no par value)	154,000
Net Asset Value	$26.09

The accompanying notes to financial statements are an integral part of these statements.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2007 (Unaudited)*

Investment Income:
Dividends	$1,700
Interest	454
Total investment income	2,154
Expenses:
Offering and organizational costs (Note 2)	9,109
Professional fees	6,153
Investment advisory and management services fees (Note 4)	3,529
Transfer agent fees (Note 8)	3,358
Trustee fees	2,301
Custodian fees (Note 6)	2,109
Administration fees (Note 5)	1,176
Distribution and service fees (Note 7)	941
License fees	706
Other fees	1,439
Gross expenses before fees waived	30,821
Less:
Investment advisory and management service fees waived	(3,529)
Expense reimbursement	(19,750)
Distribution fees waived	(941)
License fees waived	(706)
Total net expenses	5,895
Net investment loss	(3,741)
Net realized gains:
Investments	610
In-kind redemptions	672,484
673,094
Change in net unrealized appreciation on investments	173,664
Net realized and unrealized gain on investments	846,758
Net increase in net assets resulting from operations	$843,017

* The Fund commenced investment operations on March 26, 2007.

The accompanying notes to financial statements are an integral part of these statements.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED APRIL 30, 2007 (Unaudited)*

Operations:
Net investment loss	$(3,741)
Net realized gains on investments	673,094
Change in net unrealized appreciation on investments	173,664
Net increase in net assets resulting from operations	843,017
Capital Share Transactions(a):
Proceeds from shares issued	21,002,500
Cost of shares redeemed	(17,927,000)
Net increase in net assets from capital share transactions	3,075,500
Change in net assets	3,918,517
Net Assets:
Balance at beginning of period	$100,000
Balance at end of period	$4,018,517
Accumulated net investment loss	$(3,741)
(a) Share Transactions:
Shares outstanding, beginning of period	4,000
Shares issued	850,000
Shares redeemed	(700,000)
Shares outstanding, end of period	154,000

* The Fund commenced investment operations on March 26, 2007.

The accompanying notes to financial statements are an integral part of these statements.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the period indicated. This information should be read in conjunction with the financial statements and related notes:

March 26, 2007* through April 30, 2007 (Unaudited)
Net asset value, beginning of period	$25.00
Net investment loss (a)	(0.01)
Net realized and unrealized gain on investments	1.10
Total from investment operations	1.09
Distribution from net realized capital gains on investments	—
Distributions in excess of net realized capital gains	—
Total distributions	—
Net asset value, end of period	$26.09
Total Return: (b)
Net Asset Value (c)	4.36%
Market Value (d)	5.24%
Ratio of net expenses to average net assets (e)	0.50%
Ratio of net investment income (loss) to average net assets (e)	(0.32)%
Ratio of expenses (prior to waivers and reimbursement) to average net assets (e)	2.62%
Ratio of net investment income (loss) (prior to waivers and reimbursement) to average net assets (e)	(2.43)%
Net assets, end of period (in thousands)	$4,019
Portfolio turnover rate (b)(f)	13%

*  The Fund commenced investment operations on March 26, 2007.

(a)  Per share net investment loss has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period. Total returns would have been lower had certain expenses not been reduced during the period shown.

(d)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by trading that occurs on NYSE Arca, L.L.C. Market value may be greater or less than net asset value, depending on the Fund's closing price on NYSE Arca, L.L.C.

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments, if any.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2007 (Unaudited)

1.    Organization

Ziegler Exchange Traded Trust, a diversified investment company (the "Trust"), was organized as a Delaware statutory trust on July 13, 2005. The Trust currently consists of one portfolio, the NYSE Arca Tech 100 ETF (the "Fund"). The Fund is an exchange-traded fund that seeks to provide investment results that closely correspond to the performance of the NYSE Arca Tech 100 IndexSM (the "Index").

2.  (a)  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

(b)  Security Valuation

The Fund values its portfolio securities at their market value when market quotations are readily available. When market quotations are not readily available for a particular security (e.g., because there is no regular market quotation for such security, the market for such security is limited, the exchange or market in which such security trades does not open for an entire trading day, the validity of quotations is questionable or some significant event occurs after the close of trading of such security and before such security is valued), the Fund will value such security at its "fair value" as determined in good faith by the Fund's Board of Trustees (the "Board"). The Board has delegated responsibility for daily pricing to Ziegler Capital Management, LLC (the "Advisor"). The Advisor has appointed a Valuation Committee to perform such pricing functions in accordance with pricing policies and procedures adopted by the Fund's Board. The Valuation Committee's fair value determinations will be reviewed regularly by the Board.

Equity securities that are traded on U.S. exchanges, including futures contracts and options, and for which market quotations are readily available will be valued at their last sale price on the principal exchange on which such securities are traded as of the close of regular trading on such exchange or, lacking any sales, at the latest bid quotation. Over-the-counter securities for which a last sales price on the valuation date and at the valuation time is available will be valued at that price. All other over-the-counter securities for which market quotations are readily available will be valued at the latest bid quotation.

Because market quotations for most debt and convertible securities are not readily available, such securities will generally be valued using valuations published by an independent pricing service. Preferred stock and options for which market quotations are not readily available will be valued using an independent pricing service. The pricing service uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities purchased with maturities of 60 days or less will be valued on an amortized cost basis, under which the value of such securities is equal to its acquisition cost, plus or minus any amortized discount or premium. Investments in mutual funds are valued at their closing net asset value each business day.

(c)  Options

The Fund may purchase or write put and call options on indices that the Advisor deems suitable, and the Fund may purchase or write put and call options on exchange-traded funds that track such indices. In addition, the Fund may purchase or write put and call options on the individual securities in such indices. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily, and unrealized appreciation or depreciation is recorded. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Whenever the Fund does not own securities underlying an open option position sufficient to cover the position, or when the Fund has sold a put, the Fund will maintain in a segregated account with its custodian, cash or securities sufficient to cover the exercise price, or with respect to index options, the market value of the open position.

There were no option contracts purchased or sold by the Fund during the period ended April 30, 2007.

(d)  Futures

The Fund may purchase and sell exchange-traded index futures contracts. When a purchase or sale of a futures contract is made by the Fund, it is required to deposit with the custodian (or broker, if legally permitted) a specified amount of cash or Government Securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund will be valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund will pay or receive cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking to market. If an offsetting purchase price is less than the

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2007 (Unaudited)

original sale price, the Fund would realize a gain, or if it is more, the Fund would realize a loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund would realize a gain, or if it is less, the Fund would realize a loss.

There were no futures contracts purchased or sold by the Fund during the period ended April 30, 2007.

(e)  Securities Lending

In order to generate income, the Fund may lend its portfolio securities to brokers, dealers and other institutional investors, provided the Fund receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. The Fund considers collateral consisting of U.S. Government securities or irrevocable letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. During the term of the loan, the Fund is entitled to receive interest and other distributions paid on the loaned securities, as well as any appreciation in the market value. The Fund also is entitled to receive interest from the institutional borrower based on the value of the securities loaned. From time to time, the Fund may return to the borrower, and/or a third party which is unaffiliated with the Fund and which is acting as a "placing broker," a part of the interest earned from the investment of the collateral received for securities loaned.

The Fund did not have any securities on loan as of April 30, 2007.

(f)  Depository Receipts

The Fund may invest in ADRs, for which the depository is typically a U.S. financial institution and the underlying securities are issued by foreign issuers. ADRs may be listed on a national securities exchange or may trade on an over-the-counter market. ADR prices are denominated in United States dollars, although the underlying security may be denominated in a foreign currency. Although generally tempered to some extent, ADRs do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

(g)  Swap Agreements

The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

There were no swap contracts purchased or sold by the Fund during the period ended April 30, 2007.

(h)  Distributions

The Fund may earn dividends, interest and other income from its investments and distributes this income (less expenses) to shareholders as dividends. The Fund also realizes capital gains from its investments and distributes these gains (less any losses) as capital gains distributions.

The Fund normally declares and pays dividends, if any, annually. Capital gains distributions, if any, for the Fund will normally be declared annually and paid within 60 days after the end of the fiscal year.

(i)  Offering and Organizational Costs

Organizational costs consist of costs incurred by the Fund that enable it legally to do business. The Fund expenses organizational costs as incurred. Fees related to preparing the Fund's initial registration statement are offering costs. Offering costs are accounted for as a deferred charge and are amortized to expense over twelve months on a straight-line basis.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2007 (Unaudited)

(j)  Taxes

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(k)  New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board issued Interpretation 48 "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109" (the "Interpretation"). The Interpretation clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. The Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing the Interpretation in the Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate the Interpretation in its next semi annual report. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3.  Securities Transactions and Related Income

During the period, security transactions were accounted for no later than one business day following the trade date. However, for financial reporting purposes, security transactions were accounted for on trade date of the last business day of the reporting period. Realized gains and losses on security transactions were determined on the identified cost basis. Dividend income was recorded on the ex-dividend date. Interest income was recognized on the accrual basis.

4.  Investment Advisory Fees

Ziegler Capital Management, LLC serves as the Fund's Advisor. The Advisor is a wholly-owned subsidiary of The Ziegler Companies, Inc. Certain officers and trustees of the Fund are affiliated with the Advisor. The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment programs. The Board supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities.

The management fee is calculated and paid to the Advisor every month. The Fund's annual management fee rate is 0.30% on the first $250 million in average daily net assets; 0.25% on the next $250 million in average daily net assets; 0.20% on the next $500 million in average daily net assets; and 0.15% on average daily net assets in excess of $1 billion. The Advisor has contractually agreed to reduce its advisory fees and reimburse the Fund for any service provider fees until March 26, 2008, to the extent necessary to maintain the Fund's net annual operating expenses at a ratio of 0.50% of average daily net assets. The Advisor may request to be repaid by the Fund prior to that date if expenses fall below the specified limit. In other words, if the Fund's "Net Annual Operating Expenses" are less than 0.50% of average daily net assets during such period, the Advisor, subject to the approval of the Board, may recoup any reduction of advisory fees or service provider fees reimbursed so that the expense ratio is 0.50%, but does not exceed 0.50%. For the period ended April 30, 2007 the Advisor waived fees and/or reimbursed the Fund $23,279.

During periods when the Advisor reduces its fees and reimburses the Fund without any recoupment of fees, this arrangement can decrease the Fund's expenses and boost its performance. However, expenses may increase in the event of a recoupment. As of April 30, 2007, the amount eligible for recoupment was $23,279.

5.  Administration Fees

J.P. Morgan Investor Services Co. serves as the Fund's administrator and accounting/pricing agent. Some of the administrative services include assisting with the preparation and review of reports to be filed with the SEC, providing tax and 1940 Act regulatory compliance services, and preparing materials and reports for the Trustees to review. Some of the accounting services include the maintenance of the Fund's books and records of the Fund's assets, calculation of the Fund's NAV, and coordination with the Fund's independent auditors with respect to the Fund's annual audit.

As consideration for the administrative and accounting services, the Fund will pay J.P. Morgan Investor Services Co. an annual fee based upon the average daily net assets of the Fund and reimburse it for its out-of-pocket expenses as follows. For the first year of the agreement, the fee will be equal to 10 basis points per annum of the average daily net assets of the Fund for the first six months plus 20 basis points per annum of the average daily net assets of the Fund for last six months. For the second year of the agreement, the annual fee will be equal to 20 basis points per annum of the average daily net assets of the Fund, with a guaranteed minimum annual fee of $15,000, but the fee cannot exceed $100,000 in year two. After year two of the agreement, the annual fee will be equal to 20 basis points per annum of the average daily net assets of the Fund, with a guaranteed minimum annual fee of $100,000. The fees, together with the out-of-pocket expenses, will be computed, billed and paid monthly.

6.  Custodian Fees

JPMorgan Chase Bank, N.A. serves as the custodian of the Fund's assets. The custodian is responsible for holding and safekeeping of the Fund's assets.

7.  Distribution and Service Fees

Pursuant to the Distribution Agreement adopted by the Trust, B.C. Ziegler and Company (the "Distributor"), acts as Distributor for the shares of the Trust under the general supervision and control of the Trustees and the Officers of the Fund.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2007 (Unaudited)

The Trust has adopted a Distribution and Service Plan (the "Plan") for the Fund, pursuant to rule 12b-1 under the Investment Company Act of 1940. The maximum amount the Fund may pay under the Plan for distribution services may not exceed 0.25% of the Fund's average daily net assets on annual basis.

Pursuant to a Marketing Agreement among Archipelago Securities, L.L.C ("Archipelago") or its affiliate, the Distributor and the Fund, the Fund will pay a 12b-1 fee to Archipelago or its affiliate, as Marketing Agent, at an annual rate of 0.08% of the Fund's average daily net assets as reimbursement for branding, marketing and advertising expenses that Archipelago or its affiliate incur. Archipelago or its affiliate has agreed to waive its right to this 12b-1 fee until the sooner to occur of: (a) the Fund total assets reaching $60 million or (b) one year after the date on which the Fund commences trading. For the period ended April 30, 2007, Archipelago and its affiliate waived 12b-1 fees in the amount of $941.

Although the plan allows for up to 0.25% of the Fund's average daily net assets to be paid for distribution services, the only 12b-1 fees currently anticipated to be paid are to Archipelago or its affiliates after termination of the waiver period.

8.  Transfer Agent Fees

Pursuant to an Agency Services Agreement with the Fund, JPMorgan Chase Bank, N.A. will act as transfer agent, dividend-paying agent, and index receipt agent for the Fund.

9.  Buying and Selling of Shares

The shares may only be purchased and sold directly from the Fund by certain participants in large increments in an in-kind transaction. Shares will also be listed on the NYSE Arca, Inc. and traded on the NYSE Arca, L.L.C. (the "NYSE Arca Marketplace"), and therefore, may be purchased and sold on the secondary market. Given the structure of the Fund, most individual investors will not be able to purchase shares of the Fund directly from the Fund but will need to purchase them in the secondary market. Transactions in the secondary market are not made at the Fund's NAV, but rather are made at market prices which may vary throughout the day and may differ from the Fund's NAV.

Shares may be purchased directly from the Fund only in blocks of 50,000 shares known as Creation Units. The number of shares in a Creation Unit is generally not expected to change, except in the event of a share split, reverse split or other revaluation. The Fund will not issue fractional Creation Units.

To redeem shares of the Fund, you must be an Authorized Participant or you must redeem through a broker that is an Authorized Participant, and you must tender shares in Creation Unit-size blocks (50,000 shares) in proper form. Shares of the Fund are not individually redeemable except when aggregated in Creation Units. The Distributor will provide a list of Authorized Participants upon request.

Redemption proceeds will be paid in-kind with a basket of securities ("Fund Securities"). The Fund Securities you receive will generally be the same as that required to purchase Creation Units ("Deposit Securities") on the same day. There will be times, however, when the Deposit Securities and Fund Securities differ. The designated list of securities making up the Fund Securities will be available through the NSCC each business day, prior to the opening of trading on the NYSE Arca Marketplace. The Fund reserves the right to honor a redemption request with a nonconforming basket of securities.

A fixed transaction fee of $1,000 is applicable to each purchase and redemption, regardless of the number of Creation Units purchased or redeemed. An additional fee of $3,000 will be applied to purchases or redemptions affected through the manual DTC clearing process and in the limited circumstances. Accordingly, the maximum transaction fee charge may be $4,000. The transaction fee is charged to offset the estimated costs associated with purchasing or redeeming Creation Units. There were no transaction fees for the period ended April 30, 2007.

10.  Investment Transactions

For the period ended April 30, 2007, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, was $453,026 and $385,219, respectively.

11.  In-Kind Transactions

During the period the Fund delivered securities of the Fund in exchange for the redemption of shares (redemption in-kind). Cash and securities were transferred for redemption at a fair value of $17,911,842 for the Fund. For financial reporting and federal income tax purposes, the Fund recorded net realized gains of $672,484 in connection with the transactions.

12.  Industry and Sector Concentration Risks

Because the Fund structures its investment portfolio to correspond to the composition of the Index, a significant portion of the Fund's investments will consist of securities within the technology sector. The Fund's concentration in any one sector or industry will result only from the composition of the Index, and the Fund will float with the Index with respect to any such concentration.

The Fund's investments in technology-related companies expose the Fund to risks associated with economic conditions in the technology market to a greater extent than funds not concentrated in the technology sector. Due to competition, a less diversified product line, and other factors, companies that develop and/or rely on technology could become increasingly sensitive to downswings in the economy. In the past, such companies have also experienced volatile swings in demand for their products and services due to changing economic conditions and rapid technological advances.

13.  Indemnifications

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

EXPENSE INFORMATION

(Unaudited)

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the Fund's inception and held through the period ended, April 30, 2007.

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, April 30, 2007. Since the Fund has been in operation for less than six months, the "Hypothetical Expenses Paid During the Period" reflects projected activity for the full six-month period for purposes of comparability. This projection assumes that the annualized expense ratio for the Fund was in effect during the period from November 1, 2006 to April 30, 2007.

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other exchange-traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other exchange-traded funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

NYSE Arca Tech 100 ETF*

	Beginning Account Value	Ending Account Value 4/30/07	Expenses Paid During the Period	Annualized Expense Ratio During Period
Actual	$1,000.00	$1,043.60	$0.49	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%

*  The Fund commenced operations on March 26, 2007. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 36 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At its meeting on December 8, 2005, the Board of Trustees of Ziegler Exchange Traded Trust (the "Trust"), including the Trustees who are not "interested persons" of the Trust as that term is defined in the Act (the "Independent Trustees"), unanimously voted to approve the new investment advisory agreement ("Advisory Agreement") between the Trust and Ziegler Capital Management, LLC (the "Advisor") with respect to the new series of the Trust, the NYSE Arca Tech 100 ETF (the "Fund"), which is the only existing series of the Trust. Since the Fund is newly organized and had not commenced operations, the Fund had no performance history. However, the Board, who also constitute the Board of Directors of North Track Funds, Inc. ("North Track"), had the benefit of experience with the Advisor's management of and the performance of series of North Track, which is an affiliated investment company that has series with similar investment objectives and strategies as the Fund and which are managed by the same personnel as the Fund.

The Board's approval was based on its consideration and evaluation of a variety of factors, including: (1) the nature, extent and quality of the services provided by the Advisor; (2) the performance of series of North Track that are similar to the Fund and advised by the Advisor; (3) the management fees and total operating expenses, including comparative information; (4) the extent to which economies of scale may be realized as the Fund grows; and (5) whether fee breakpoint levels reflect these economies of scale for the benefit of the Fund's shareholders.

In connection with the approval process, the Board, including each of the Independent Trustees, met on December 8, 2005, to consider information relevant to the approval process.

The information reviewed by the Board included a comparison of the proposed management fee, operating expenses and fee breakpoints of the Fund to a peer group of comparable exchange-traded funds; information regarding the types of services to be furnished to the Fund and the manner in which such services are being and have been furnished to North Track; information regarding the personnel providing the services; and information regarding the resources of the Advisor.

The Board has also previously received and reviewed extensive information from the Advisor with respect to the organization, investment philosophy, portfolio managers and other personnel, and facilities, as well as a copy of the Advisor's Form ADV filing with the SEC.

Throughout the process, the Independent Trustees were represented by their independent counsel and also utilized the services of Fund counsel, including a memorandum from Fund counsel summarizing their responsibilities under the Act in reviewing and approving the Advisory Agreement.

Nature, Extent and Quality of Services Provided by Advisor

At previous quarterly North Track meetings, management presented information describing the services furnished by the Advisor to the comparable series of North Track, which services are similar to those services expected to be provided to the Fund. During these meetings, management reported on the investment management, trading and compliance functions provided to North Track under its current advisory agreement, all of which will function in a manner similar to that proposed for the Fund.

The Board considered biographical information for each of the portfolio managers, other relevant management personnel and the history, organization, resources and regulatory history of the Advisor. In addition, the Board also received information describing the compliance functions performed by the Advisor. The Board considered the importance of the compliance and the oversight functions to the successful operation of the Fund.

The Board concluded that the Advisor was well qualified; that the Advisor would be able to provide services comparable to those provided by other advisors to similar exchange-traded funds; that the nature and extent of services to be provided by the Advisor were appropriate for the investment objective and program of the Fund; and that the Advisor had appropriate and sufficient knowledge to manage the Fund.

Investment Performance

The Fund had not commenced operations and, therefore, had no performance history. However, the Board reviewed the performance history of the North Track NYSE Arca Tech 100 Index Fund, a fund with similar investment objectives and strategies as the Fund and which is managed by the same personnel as the Fund. This information had been reviewed at

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)

each quarterly North Track Board meeting. At the December 2005 Fund meeting, the Board reviewed quarterly information as well as the long-term performance track record of the North Track NYSE Arca Tech 100 Index Fund and discussed that the performance of the Fund is expected to correlate with the performance of the North Track NYSE Arca Tech 100 Index Fund before expenses.

Cost of Services and Profitability to the Advisor

The Board considered the contractual advisory fee for the Fund as well as the Advisor's intent to provide an expense waiver or reimbursement for the Fund at the commencement of operations. The Board relied primarily on the competitive level of the advisory fee compared to other comparable exchange-traded funds and the level of services provided by the Advisor. Based on this information, the Board concluded that the advisory fee to be charged to the Fund was reasonable.

With respect to profitability, the Board considered profit information previously provided by the Advisor with respect to North Track and considered the Fund's lower advisory fee as compared to North Track. The Board considered the independent analysis prepared by a consultant for North Track, which indicated that the profitability of the Advisor with regard to its services to North Track was reasonable, and the Board noted the Advisor's commitment to provide additional resources to enhance its investment management capabilities in order to service the Fund. Based on this information, the Board concluded that the anticipated profit to be earned by the Advisor for investment management was reasonable in light of the fee charged.

Economies of Scale and Breakpoints

The Board considered whether economies of scale might be realized as the Fund's assets increase. The Board reviewed information provided by the Advisor relating to the proposed breakpoints in the Advisory Agreement, which reduce the advisory fees as the Fund's asset level increases and may assist with the realization of economies of scale. Although it is difficult to anticipate the effect of economies of scale based on breakpoints since the Fund is new, the Board noted that the breakpoints were competitive with those of other exchange-traded funds in the Fund's comparison group.

Based on the factors discussed above, the Board, including all of the Independent Trustees, approved the Advisory Agreement with the Advisor.

PROXY VOTING

A copy of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is attached to the Fund's Statement of Additional Information, which is available, without charge, upon request, by calling 1-888-798-TECH(8324) or on the Fund's website at www.nxt100.com or on the SEC's website at www.sec.gov. In addition, information regarding how the Fund actually voted proxies relating to portfolio securities from the commencement of operations until June 30, 2007 will be available no later than August 31, 2007 without charge and upon request, by calling 1-888-798-TECH(8324) or on the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. After it is filed, the Fund's Form N-Q will be available to review and copy at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund will also make available the information on Forms N-Q to shareholders without charge and upon request, by calling 1-888-798-TECH(8324).

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

Ziegler Exchange Traded Trust

250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202
888.798.TECH (8324)

Investment Advisor

Ziegler Capital Management, LLC
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

Distributor

B.C. Ziegler and Company
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

Administrator and Accounting/Pricing Agent

JPMorgan Investor Services Co.
73 Tremont Street
Boston, MA 02108

Transfer Agent and Custodian

JPMorgan Chase Bank, N.A.,
3 ChaseMetroTech Center
Brooklyn, New York 11245

Counsel

Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

Officers and Trustees

Marcia L. Wallace, Trustee
James G. DeJong, Trustee
Brian J. Girvan, Trustee
Cornelia Boyle, Trustee
John J. Mulherin, Trustee
Brian K. Andrew, President
Caroline Probst, CFO and Treasurer
Sarah Schott, Secretary
Vinita Paul, Assistant Secretary
Elizabeth Watkins, Chief Compliance Officer

Semiannual Report

Ziegler Exchange Traded Trust
250 East Wisconsin Avenue
Suite 2000
Milwaukee, WI 53202

Shareholder Information
888.798.TECH (8324)
www.nxt100.com

This report was prepared for the information of shareholders of Ziegler Exchange Traded Trust NYSE Arca Tech 100 ETF, and may not be used in connection with the offering of securities unless preceded or accompanied by a current Prospectus.

"NYSE Arca Tech 100SM" is a service mark of the NYSE Group, Inc. ("NYSE") and Archipelago Holdings, Inc. ("Archipelago") and has been licensed for use by the Ziegler Exchange Traded Trust (the "Trust"). Neither the Trust nor the Fund is sponsored, endorsed, sold or promoted by NYSE or Archipelago. Neither NYSE nor Archipelago makes any representation or warranty regarding the advisability of investing in securities generally, in the Fund particularly, or the ability of the NYSE Arca Tech 100SM Index to track general stock market performance.

Neither NYSE nor Archipelago makes any express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the NYSE Arca Tech 100SM Index or any data included therein. In no event shall NYSE or Archipelago have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

NXT405 - 6/07

Item 2. Code of Ethics.

Not required in Semi-Annual Reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required in Semi-Annual Reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required in Semi-Annual Reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments.

The required Schedule of Investments in securities of unaffiliated issuers is included as part of the Registrant’s Semi-Annual Report to shareholders dated as of April 30, 2007 provided under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)           Disclosure Controls and Procedures.  The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of the report on Form
N-CSR.  Based on such evaluation, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the applicable time periods.

(b)           Changes in Internal Control Over Financial Reporting.  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit

12(a)(1)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(a)(1)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 28th day of June, 2007.

ZIEGLER EXCHANGE TRADED TRUST

By:	/s/ Brian K. Andrew
Brian K. Andrew, President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 28th day of June, 2007.

By:	/s/ Brian K. Andrew
Brian K. Andrew, President (Principal Executive Officer)

By:	/s/ Caroline M. Probst
Caroline M. Probst, Chief Financial Officer and Treasurer
(Principal Financial Officer)